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As filed with the Securities and Exchange Commission on January 9, 2006

                                           1933 Act Registration No. 333-130474

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-14

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

           [X]  Pre-Effective                      [ ]  Post-Effective
                Amendment No. 1                         Amendment No.

                          MET INVESTORS SERIES TRUST
                   (Lord Abbett Growth and Income Portfolio)
              [Exact Name of Registrant as Specified in Charter]

                Area Code and Telephone Number: (800) 848-3854

                                 5 Park Plaza
                                  Suite 1900
                           Irvine, California 92614
                           ------------------------
                   (Address of Principal Executive Offices)

                              Elizabeth M. Forget
                                   President
                          Met Investors Series Trust
                                 5 Park Plaza
                                  Suite 1900
                           Irvine, California 92614
                           ------------------------
                    (Name and Address of Agent for Service)

                       Copies of All Correspondence to:
                            Robert N. Hickey, Esq.
                           Sullivan & Worcester LLP
                              1666 K Street, N.W.
                            Washington, D.C. 20006

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     The Registrant has registered an indefinite amount of securities of its
Lord Abbett Growth and Income Portfolio under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 2004 was filed with the Commission on or about March 31, 2005.

     This Amendment to the Registration Statement on Form N-14AE of Met Investors Series Trust, filed with the Securities and Exchange Commission on December 19, 2005 (Accession No. 0001193125-05-245030; File No. 333- 130474),
is being filed to add Exhibit (16) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

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                          MET INVESTORS SERIES TRUST

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

       The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

       The Management Agreement with Met Investors Advisory LLC (the "Manager") provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties or from reckless disregard by the Manager of its obligations under the Agreement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Met Investors Series Trust's Registration Statement on Form N-1A filed on October 23, 2000, Registration No. 333-48456 ("Form N-1A Registration Statement").

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2.      Bylaws. Incorporated by reference to the Form N-1A Registration
        Statement.

3.      Not applicable.

4. Agreement and Plan of Reorganization. Incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 19, 2005 (File No. 333-130474) ("Form N-14AE Registration Statement").

5.      None other than as set forth in Exhibits 1 and 2.

6 (a). Management Agreement between Met Investors Advisory Corp. (now known as Met Investors Advisory LLC) and Met Investors Series Trust. Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed with the SEC on January 5, 2001.

6 (b). Form of Amendment No. 4 to Management Agreement. Incorporated by reference to Post-Effective Amendment No. 9 to the Form N-1A Registration Statement filed with the SEC on February 14, 2003 ("Post-Effective Amendment No. 9").

6 (c). Form of Investment Advisory Agreement between Lord Abbett & Co. LLC and Met Investors Advisory Corp. (now known as Met Investors Advisory LLC) with respect to Lord Abbett Growth and Income Portfolio. Incorporated by reference Pre-Effective Amendment No. 2 filed with the SEC on February 5, 2001 ("Pre-Effective Amendment No. 2").

6 (d) Form of Amendment No. 1 to Investment Advisory Agreement. Incorporated by reference to Post-Effective Amendment No. 9.

7. Form of Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class B shares. Incorporated by reference to Post-Effective Amendment No. 9.

8.      Not applicable.

9. Form of Custody Agreement between State Street Bank & Trust Company and Met Investors Series Trust. Incorporated by reference to Post-Effective Amendment No. 5 to the Form N-1A Registration Statement filed with the SEC on October 9, 2001.

10 (a). Form of Rule 12b-1 Class B Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10 (b). Multiple Class Plan. Incorporated by reference to the Form N-1A
        Registration Statement.

11. Opinion and consent of Sullivan & Worcester LLP. Incorporated by reference to the Form N-14AE Registration Statement.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13.     Not applicable.

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14 (a). Consent of KPMG LLP with respect to Federated Stock Portfolio.
        Incorporated by reference to the Form N-14AE Registration Statement.

14 (b). Consent of Deloitte & Touche LLP with respect to Lord Abbett Growth and
        Income Portfolio. Incorporated by reference to the Form N-14AE Registration Statement.

15.     Not applicable.

16.     Powers of Attorney for Stephen M. Alderman, Jack R. Borsting, Theodore
        A. Myers, Tod H. Parrott, Dawn M. Vroegop and Roger T. Wickers dated December 25, 2005 and December 29, 2005. Filed herewith.

17. Form of Proxy and Voting Instructions. Incorporated by reference to the Form N-14AE Registration Statement.

Item 17. Undertakings.

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees to file a post-effective amendment to the Registration Statement on Form N-14AE which will include the tax opinion required by Item 16.12.

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                                  SIGNATURES

       As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Irvine and State of California on the 9th day of January, 2006.

                                           MET INVESTORS SERIES TRUST

                                           By:    /s/ Elizabeth M. Forget
                                                  ------------------------------
                                           Name:  Elizabeth M. Forget
                                           Title: President

       As required by the Securities Act of 1933, the following persons have signed this Pre-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 9th day of January, 2006.

 Signatures                             Title
 ----------                             -----
 /s/ Elizabeth M. Forget                President, Trustee
 -------------------------------------
 Elizabeth M. Forget

 /s/ Jeffrey A. Tupper                  Chief Financial Officer and Treasurer
 -------------------------------------
 Jeffrey A. Tupper

 /s/ Stephen M. Alderman                Trustee
 -------------------------------------
 Stephen M. Alderman

 /s/ Jack R. Borsting                   Trustee
 -------------------------------------
 Jack R. Borsting

 /s/ Theodore A. Myers                  Trustee
 -------------------------------------
 Theodore A. Myers

 /s/ Tod H. Parrott                     Trustee
 -------------------------------------
 Tod H. Parrott

 /s/ Dawn M. Vroegop                    Trustee
 -------------------------------------
 Dawn M. Vroegop

 /s/ Roger T. Wickers                   Trustee
 -------------------------------------
 Roger T. Wickers

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                                 EXHIBIT INDEX

 Exhibit
   No.
 -------
   16 Powers of Attorney for Stephen M. Alderman, Jack R. Borsting, Theodore A. Myers, Tod H. Parrott, Dawn M. Vroegop and Roger T. Wickers